CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended		42 Months Ended	147 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2004	Dec. 31, 2012
Conversion Of Debt To Trade Payable To Common Stock		$ 84
Cash Provided By (Used In) Operating Activities, Discontinued Operations	0	0	36	(23)	[1]
Cash Provided By (Used In) Investing Activities, Discontinued Operations	0	0	16	(16)	[1]
Cash Provided By (Used In) Financing Activities, Discontinued Operations	$ 0	$ 0	$ 57	$ 43	[1]

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.